Schedule of other operating income (expense) (Details) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Recovery of expenses	[1]	R$ 16,136	R$ 83,114	R$ 85,372	R$ 318,172
Provision reversal		809	1,756	809	72,381
Scrap sales		3,317	3,111	9,273	8,672
Provision for civil and tax risks		(32,202)	(13,719)	42,518	(79,238)
Other employees benefits		(8,225)	(6,862)	(22,637)	(22,512)
Insurance claims costs		(16,741)	(877)	(28,023)	(3,394)
Gains (losses) on the disposal of non-financial assets		53,761	(16,874)	89,775	(24,026)
Employee participation and bonuses		(36,200)	(41,678)	(65,255)	(159,669)
Demobilization expenses		(634)	(8,534)	(3,654)	(14,790)
Expected credit losses in other receivables		1,831	32	742	(3,125)
Other	[2]	(3,451)	(12,662)	(5,339)	(1,228)
OTHER OPERATING INCOME (EXPENSES), NET		R$ (21,599)	R$ (13,193)	R$ 103,581	R$ 91,243

[1]	Includes recovery of PIS and COFINS taxes on inputs in the amount of R$27,280 and effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis of Batávia and UP! Alimentos Ltda. in the amount of R$40,501 (note 9.1) for the nine-month period ended on September 30, 2021 (R$295,593 of recovery of PIS and COFINS taxes on inputs in the same period of previous year).
[2]	Includes expenditures with investigations (note 1.5).